Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total equity [Member]	Common shares (no par value) [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Common shares in treasury, at cost [Member]	Unrealized net gains (losses) on financial assets available for sale, net of applicable tax and other [Member] [1]	Unrealized net gains (losses) on financial assets at FVOCI, net of tax and other [1]	Unrealized net gains (losses) Attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax [1]	Unrealized net gains (losses) on derivatives hedging variability of cash flows, net of tax [Member] [1]	Unrealized net gains (losses) on assets classified as held for sale, net of tax [Member] [1]	Foreign currency translation, net of tax [Member] [1]	Unrealized net gains (losses) from equity method investments [Member]	Accumulated other comprehensive income, net of tax [Member]		Total shareholders equity [Member]	Additional equity components [Member]	[3]	Noncontrolling interests [Member]
Balance (IAS 17) as of December 31, 2018		€ 68,737	€ 5,291	€ 40,252	€ 16,714	€ (15)	€ 0	€ (34)	€ 28	€ 17	€ 0	€ 228	€ 15	€ 253	[2]	€ 62,495	€ 4,675		€ 1,568
IFRS 16 Introduction Impact		(137)	0	0	(136)	0	0	0	0	0	0	0	0	0	[2]	(136)	0		0
Equity, Balance at Dec. 31, 2018		68,601	5,291	40,252	16,578	(15)	0	(34)	28	17	0	228	15	253	[2]	62,358	4,675		1,568
Total comprehensive income (loss), net of tax	[2]	(2,681)	0	0	(3,012)	0	0	313	(8)	6	0	(24)	(18)	269		(2,744)	0		63
Gains (losses) attributable to Equity instruments designated at FVTOCI, net of tax		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Common shares issued		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Cash dividends paid		(283)	0	0	(227)	0	0	0	0	0	0	0	0	0	[2]	(227)	0		(56)
Coupon on additional equity components, net of tax		(330)	0	0	(330)	0	0	0	0	0	0	0	0	0	[2]	(330)	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		(389)	0	0	(385)	0	0	0	0	0	0	0	0	0	[2]	(385)	0		(4)
Net change in share awards in the reporting period		(25)	0	(23)	0	0	0	0	0	0	0	0	0	0	[2]	(23)	0		(1)
Treasury shares distributed under share-based compensation plans		121	0	0	0	121	0	0	0	0	0	0	0	0	[2]	121	0		0
Tax benefits related to share-based compensation plans		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Option premiums and other effects from options on common shares		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Purchases of treasury shares		(934)	0	0	0	(934)	0	0	0	0	0	0	0	0	[2]	(934)	0		0
Sale of treasury shares		816	0	0	0	816	0	0	0	0	0	0	0	0	[2]	816	0		0
Net gains (losses) on treasury shares sold		2	0	2	0	0	0	0	0	0	0	0	0	0	[2]	2	0		0
Other		83	0	88	0	0	0	0	0	0	0	0	0	0	[2]	88	0		(5)
Equity, Balance at Jun. 30, 2019		64,982	5,291	40,318	12,624	(12)	0	279	19	23	0	204	(4)	521	[2]	58,742	4,675		1,565
Equity, Balance at Dec. 31, 2019		62,160	5,291	40,505	9,644	(4)	0	45	25	14	0	336	0	421	[2]	55,857	4,665		1,638
Total comprehensive income (loss), net of tax	[2]	(199)	0	0	24	0	0	113	91	(13)	0	(460)	(1)	(270)		(246)	0		47
Gains (losses) attributable to Equity instruments designated at FVTOCI, net of tax		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Gains (losses) upon early ext. attributable to change in own credit risk of financial liabilities designated at FVTPL, net of tax		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Common shares issued		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Cash dividends paid		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Coupon on additional equity components, net of tax		(349)	0	0	(349)	0	0	0	0	0	0	0	0	0	[2]	(349)	0		0
Remeasurement gains (losses) related to defined benefit plans, net of tax		107	0	0	107	0	0	0	0	0	0	0	0	0	[2]	107	0		(1)
Net change in share awards in the reporting period		(143)	0	(141)	0	0	0	0	0	0	0	0	0	0	[2]	(141)	0		(3)
Treasury shares distributed under share-based compensation plans		139	0	0	0	139	0	0	0	0	0	0	0	0	[2]	139	0		0
Tax benefits related to share-based compensation plans		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Option premiums and other effects from options on common shares		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Purchases of treasury shares		(255)	0	0	0	(255)	0	0	0	0	0	0	0	0	[2]	(255)	0		0
Sale of treasury shares		64	0	0	0	64	0	0	0	0	0	0	0	0	[2]	64	0		0
Net gains (losses) on treasury shares sold		0	0	0	0	0	0	0	0	0	0	0	0	0	[2]	0	0		0
Other		1,248	0	120	0	0	0	0	0	0	0	0	0	0	[2]	120	1,161	[4]	(34)
Equity, Balance at Jun. 30, 2020		€ 62,771	€ 5,291	€ 40,484	€ 9,427	€ (56)	€ 0	€ 158	€ 116	€ 1	€ 0	€ (123)	€ (1)	€ 151	[2]	€ 55,297	€ 5,826		€ 1,648

[1]	Excluding unrealized net gains (losses) from equity method investments.
[2]	Excluding remeasurement gains (losses) related to defined benefit plans, net of tax.
[3]	Includes Additional Tier 1 Notes, which constitute unsecured and subordinated notes of Deutsche Bank and are classified as equity in accordance with IFRS.
[4]	Includes net proceeds from issuance, purchase and sale of Additional Equity Components.